Commitments and Contingencies (Schedule of Future Minimum Operating Lease Payments for Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Future minimum operating lease payments for leases
2016	$ 107.6
2017	100.5
2018	80.6
2019	57.1
2020	36.5
Thereafter	55.4
Total	$ 437.7